Net Debt - Summary of Maturity Profile of Financial Liabilities Based on the Contractual Amounts (Parenthetical) (Detail) - USD ($) $ in Millions	Jun. 30, 2021	Jun. 30, 2020
Disclosure of financial liabilities [abstract]
Input taxes	$ 176	$ 145